Significant Accounting Policies - Intangible assets (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Other Intangible Assets
Impairment loss	€ 0
Development costs
Other Intangible Assets
Amortization rates	10.00%
Computer software
Other Intangible Assets
Amortization rates	33.00%
Minimum | Concessions, patents, licenses brands & similar
Other Intangible Assets
Amortization rates	4.00%
Minimum | Currently marketed products
Other Intangible Assets
Amortization rates	3.00%
Maximum | Concessions, patents, licenses brands & similar
Other Intangible Assets
Amortization rates	20.00%
Maximum | Currently marketed products
Other Intangible Assets
Amortization rates	10.00%